Operating Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Selected Financial Information by Operating Segment

Selected financial information by operating segment[1] is as follows:

	Year ended December 31,
	2010	2011	2012

Revenues
- ODP	$222,549	$212,784	$57,803
- Brand name phone sales	38,462	67,535	50,266
- Game	10,866	43,481	29,594

Total net revenues	271,877	323,800	137,663

Cost of sales
- ODP	(180,517)	(174,991)	(53,971)
- Brand name phone sales	(22,066)	(41,280)	(34,250)
- Game	(2,202)	(22,293)	(18,146)

Total cost of revenues	(204,785)	(238,564)	(106,367)

Gross profit	$67,092	$85,236	$31,296

[1]	The Group’s chief operating decision maker only reviews revenue and cost for each operating segment. Expenses are not allocated to each segment.

	Year ended December 31,
	2011	2012

Assets
- ODP	$220,720	$212,964
- Brand name phone sales	53,855	60,876
- Game	34,433	30,712
Reconciling amounts	58,401	81,794

Total assets	$367,409	$386,346

Reconciling amounts:
Corporate assets	$58,401	$81,794

The corporate assets mainly represent the office buildings and construction of office buildings in progress which cannot be allocated to the operating segments.

	Year ended December 31,
	2010	2011	2012

Total expenditures for purchase of long-lived assets:
- ODP	$3,254	$10,396	$1,434
- Brand name phone sales	—	—	4,002
- Game	953	24	168
Corporate assets	75	15,545	15,906

Total capital expenditure	$4,282	$25,965	$21,510

Revenues by Major Geographic Areas

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships product), are as follows:

	Year ended December 31,
	2010	2011	2012

Revenues from the PRC	$257,044	$316,349	$128,640
Revenues from countries other than the PRC	14,833	7,451	9,023

Total revenues	$271,877	$323,800	$137,663